Carnival Corporation & Plc Consolidated Statements of Shareholders' Equity - USD ($) $ in Millions	Total	Common Stock	Ordinary Shares	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income (loss)	Treasury stock
Beginning Balance at Nov. 30, 2013	$ 24,492	$ 7	$ 358	$ 8,325	$ 18,718	$ 161	$ (3,077)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income	1,216				1,216
Other comprehensive income (loss)	(777)					(777)
Cash dividends declared	(777)				(777)
Other	50			59	1		(10)
Ending Balance at Nov. 30, 2014	24,204	7	358	8,384	19,158	(616)	(3,087)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income	1,757				1,757
Other comprehensive income (loss)	(1,125)					(1,125)
Cash dividends declared	(855)				(855)
Purchases and sales under the Stock Swap program, net	7			119			(112)
Purchases of treasury stock under the Repurchase Program and other	(217)			59			(276)
Ending Balance at Nov. 30, 2015	23,771	7	358	8,562	20,060	(1,741)	(3,475)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income	2,779				2,779
Other comprehensive income (loss)	(713)					(713)
Cash dividends declared	(996)				(996)
Purchases and sales under the Stock Swap program, net	1			14			(13)
Purchases of treasury stock under the Repurchase Program and other	(2,245)			56			(2,301)
Ending Balance at Nov. 30, 2016	$ 22,597	$ 7	$ 358	$ 8,632	$ 21,843	$ (2,454)	$ (5,789)